Provisions for employee benefits - Effects of a possible change in the main actuarial assumptions (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%	0.50%
Other benefit plans | Actuarial assumption of discount rates
Statement
Increase (decrease) in other benefit obligation due to reasonably possible increase in actuarial assumption	€ (3)	€ (4)
Increase (decrease) in other benefit obligation due to reasonably possible decrease in actuarial assumption	1	1
Other benefit plans | Actuarial assumption of expected rates of inflation
Statement
Increase (decrease) in other benefit obligation due to reasonably possible increase in actuarial assumption	1	1
Italian defined benefit plans | Actuarial assumption of discount rates
Statement
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(10)	(12)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	6	13
Italian defined benefit plans | Actuarial assumption of expected rates of inflation
Statement
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	7	8
Foreign defined benefit plan | Actuarial assumption of discount rates
Statement
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(84)	(67)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	92	77
Foreign defined benefit plan | Actuarial assumption of expected rates of inflation
Statement
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	47	31
Foreign defined benefit plan | Actuarial assumption of expected rates of salary increases
Statement
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	25	18
Foreign defined benefit plan | Actuarial assumption of expected rates of pension increases
Statement
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	67	34
FISDE and other foreign medical plans | Actuarial assumption of discount rates
Statement
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(10)	(9)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	7	10
FISDE and other foreign medical plans | Actuarial assumption of medical cost trend rates
Statement
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ 11	€ 10